New Perspective Fund®
Investment portfolio
June 30, 2024
unaudited

Common stocks 95.62% Information technology 22.03%	Shares	Value (000)
Microsoft Corp.	11,446,781	$5,116,140
Taiwan Semiconductor Manufacturing Co., Ltd.	144,604,941	4,300,769
Broadcom, Inc.	2,483,496	3,987,327
NVIDIA Corp.	22,510,063	2,780,893
ASML Holding NV	1,348,044	1,390,773
ASML Holding NV (ADR)	1,230,792	1,258,768
Apple, Inc.	6,083,343	1,281,274
SAP SE	4,746,537	963,712
Synopsys, Inc.[1]	1,565,244	931,414
Shopify, Inc., Class A, subordinate voting shares[1]	12,130,532	801,222
Motorola Solutions, Inc.	1,962,823	757,748
Keyence Corp.	1,682,240	742,163
ServiceNow, Inc.[1]	823,815	648,071
Arista Networks, Inc.[1]	1,693,424	593,511
Salesforce, Inc.	2,127,264	546,920
Samsung Electronics Co., Ltd.	8,354,226	490,943
Capgemini SE	2,344,103	464,300
Cloudflare, Inc., Class A1	4,412,929	365,523
Fujitsu, Ltd.	21,904,100	344,154
GoDaddy, Inc., Class A1	1,977,560	276,285
STMicroelectronics NV	6,596,392	257,233
TDK Corp.	4,119,100	251,720
MediaTek, Inc.	5,529,000	236,366
Tokyo Electron, Ltd.	1,056,459	231,995
Applied Materials, Inc.	975,396	230,184
ON Semiconductor Corp.[1]	3,292,749	225,718
TE Connectivity, Ltd.	1,497,412	225,256
Dell Technologies, Inc., Class C	1,423,388	196,299
Micron Technology, Inc.	1,191,500	156,718
Keysight Technologies, Inc.[1]	998,447	136,538
Smartsheet, Inc., Class A1	2,849,154	125,591
NICE, Ltd. (ADR)[1,2]	438,292	75,373
Workday, Inc., Class A1	292,523	65,396
EPAM Systems, Inc.[1]	274,361	51,610
Wolfspeed, Inc.[1]	2,255,516	51,335
Globant SA1	264,590	47,166
Accenture PLC, Class A	148,335	45,006
		30,651,414
Health care 15.65%
Novo Nordisk AS, Class B	31,586,882	4,512,381
Novo Nordisk AS, Class B (ADR)	802,234	114,511
AstraZeneca PLC	15,285,063	2,382,881
AstraZeneca PLC (ADR)	1,150,977	89,765
Eli Lilly and Co.	2,543,684	2,303,001
Vertex Pharmaceuticals, Inc.[1]	3,749,733	1,757,575
New Perspective Fund — Page 1 of 11

unaudited
Common stocks (continued) Health care (continued)	Shares	Value (000)
Regeneron Pharmaceuticals, Inc.[1]	1,297,906	$1,364,138
EssilorLuxottica SA	5,762,210	1,236,386
Thermo Fisher Scientific, Inc.	1,905,548	1,053,768
Intuitive Surgical, Inc.[1]	2,312,764	1,028,833
Danaher Corp.	3,642,804	910,155
Alnylam Pharmaceuticals, Inc.[1]	3,464,301	841,825
Abbott Laboratories	4,937,837	513,091
Zoetis, Inc., Class A	2,577,880	446,901
BeiGene, Ltd. (ADR)[1]	2,801,718	399,721
BeiGene, Ltd.[1]	2,875,700	31,531
Mettler-Toledo International, Inc.[1]	283,932	396,820
Siemens Healthineers AG	5,566,545	320,662
Sanofi	2,659,841	255,667
CRISPR Therapeutics AG1,2,3	4,690,599	253,339
Pfizer, Inc.	8,797,005	246,140
AbbVie, Inc.	1,378,709	236,476
Boston Scientific Corp.[1]	2,506,361	193,015
Edwards Lifesciences Corp.[1]	1,761,733	162,731
Gilead Sciences, Inc.	2,194,884	150,591
Lonza Group AG	195,429	106,207
Amplifon SpA	2,652,315	94,082
Bayer AG	3,139,213	88,774
Grifols, SA, Class B (ADR)[1]	14,058,533	88,639
BioNTech SE (ADR)[1]	798,140	64,139
Asahi Intecc Co., Ltd.[2]	4,402,300	61,971
Genmab AS1	243,551	61,077
Straumann Holding AG	44,242	5,446
		21,772,239
Industrials 14.31%
Safran SA	7,257,563	1,526,888
Carrier Global Corp.	19,885,403	1,254,371
Schneider Electric SE	4,902,656	1,169,792
Caterpillar, Inc.	3,306,157	1,101,281
Airbus SE, non-registered shares	6,974,868	961,734
DSV A/S	5,667,282	867,239
ABB, Ltd.	12,640,302	699,742
TransDigm Group, Inc.	530,529	677,809
Rolls-Royce Holdings PLC[1]	111,998,156	647,395
BAE Systems PLC	37,528,119	626,624
Canadian Pacific Kansas City, Ltd.	7,211,104	567,730
Mitsui & Co., Ltd.	24,250,000	553,182
Ryanair Holdings PLC (ADR)	4,518,009	526,077
Daikin Industries, Ltd.	3,717,800	513,586
Copart, Inc.[1]	9,453,378	511,995
ASSA ABLOY AB, Class B	17,464,405	494,943
General Electric Co.	2,989,955	475,313
Equifax, Inc.	1,865,462	452,300
Ingersoll-Rand, Inc.	4,507,568	409,467
Northrop Grumman Corp.	819,960	357,462
Siemens AG	1,814,882	337,548
HEICO Corp.	1,483,242	331,668
FedEx Corp.	1,046,443	313,765
RELX PLC	6,834,808	313,315
Uber Technologies, Inc.[1]	3,928,655	285,535
New Perspective Fund — Page 2 of 11

unaudited
Common stocks (continued) Industrials (continued)	Shares	Value (000)
Howmet Aerospace, Inc.	3,240,048	$251,525
Delta Air Lines, Inc.	5,129,437	243,340
Recruit Holdings Co., Ltd.	4,386,783	236,091
Boeing Co.[1]	1,141,068	207,686
Rentokil Initial PLC	34,021,410	198,372
SMC Corp.	364,400	173,980
Canadian National Railway Co. (CAD denominated)	1,440,304	170,198
Eaton Corp. PLC	519,936	163,026
Thales SA	997,675	160,311
ITOCHU Corp.[2]	3,260,600	159,990
AMETEK, Inc.	920,378	153,436
Diploma PLC	2,911,570	151,918
Deere & Co.	400,000	149,452
Marubeni Corp.	7,958,100	148,655
Hitachi, Ltd.	5,785,500	130,414
L3Harris Technologies, Inc.	579,940	130,243
ITT, Inc.	1,005,489	129,889
Bunzl PLC	3,145,848	119,333
ATS Corp.[1]	3,633,476	117,579
Contemporary Amperex Technology Co., Ltd., Class A	4,386,370	108,354
Chart Industries, Inc.[1,2]	745,263	107,571
Techtronic Industries Co., Ltd.	9,268,516	105,835
Regal Rexnord Corp.	756,692	102,320
Aalberts NV, non-registered shares	2,511,946	101,807
Dayforce, Inc.[1,2]	1,907,196	94,597
Veralto Corp.	603,527	57,619
UL Solutions, Inc., Class A	910,972	38,434
Spirax Group PLC	284,829	30,557
		19,919,293
Consumer discretionary 11.61%
Tesla, Inc.[1]	11,304,156	2,236,866
Amazon.com, Inc.[1]	7,262,629	1,403,503
Booking Holdings, Inc.	331,172	1,311,938
Royal Caribbean Cruises, Ltd.[1]	5,141,437	819,699
Trip.com Group, Ltd. (ADR)[1]	17,230,231	809,821
MercadoLibre, Inc.[1]	457,451	751,775
Prosus NV, Class N	19,306,303	683,930
Hermès International	296,254	681,889
Hilton Worldwide Holdings, Inc.	3,002,099	655,058
Home Depot, Inc.	1,834,556	631,528
LVMH Moët Hennessy-Louis Vuitton SE	770,115	591,411
Airbnb, Inc., Class A1	3,019,221	457,804
Renault SA	8,528,361	434,976
Kering SA	1,120,952	407,509
Evolution AB	3,783,539	394,278
YUM! Brands, Inc.	2,871,523	380,362
Restaurant Brands International, Inc.	5,399,165	379,939
Flutter Entertainment PLC[1]	2,019,562	368,287
Amadeus IT Group SA, Class A, non-registered shares	5,356,290	356,438
Industria de Diseño Textil, SA	5,404,448	267,075
Entain PLC	26,068,943	206,392
McDonald’s Corp.	777,175	198,055
NIKE, Inc., Class B	2,527,447	190,494
Naspers, Ltd., Class N	932,292	181,714
New Perspective Fund — Page 3 of 11

unaudited
Common stocks (continued) Consumer discretionary (continued)	Shares	Value (000)
Compagnie Financière Richemont SA, Class A	1,098,493	$171,440
Suzuki Motor Corp.	14,294,200	165,430
Galaxy Entertainment Group, Ltd.	33,524,000	156,155
Nitori Holdings Co., Ltd.	1,199,200	126,855
adidas AG	498,057	118,868
lululemon athletica, Inc.[1]	390,284	116,578
Valeo SA, non-registered shares	10,605,788	113,443
Ferrari NV (EUR denominated)	275,422	112,608
Sands China, Ltd.[1]	51,715,400	107,742
Wynn Macau, Ltd.[2]	105,892,800	86,897
Birkenstock Holding PLC[1,2]	1,220,256	66,394
Fast Retailing Co., Ltd.	47,537	12,060
		16,155,211
Financials 9.92%
JPMorgan Chase & Co.	6,931,102	1,401,885
London Stock Exchange Group PLC	7,665,452	908,639
Visa, Inc., Class A	3,251,545	853,433
Mastercard, Inc., Class A	1,846,853	814,758
Chubb, Ltd.	3,173,599	809,522
UniCredit SpA	15,833,631	589,968
AIA Group, Ltd.	85,190,808	577,675
Bank of America Corp.	14,075,623	559,788
Arthur J. Gallagher & Co.	2,099,706	544,475
Deutsche Bank AG	32,268,516	514,752
Blackstone, Inc.	3,908,209	483,836
ICICI Bank, Ltd. (ADR)	9,293,205	267,737
ICICI Bank, Ltd.	12,897,573	185,247
CME Group, Inc., Class A	2,285,388	449,307
S&P Global, Inc.	1,003,361	447,499
DBS Group Holdings, Ltd.	14,123,470	372,163
Aon PLC, Class A	1,265,051	371,394
Arch Capital Group, Ltd.[1]	2,958,612	298,494
Edenred SA	6,993,207	295,072
AXA SA	8,347,039	274,846
Hong Kong Exchanges and Clearing, Ltd.	7,432,600	236,816
Prudential PLC	25,089,840	227,613
BlackRock, Inc.	288,215	226,917
Brookfield Asset Management, Ltd., Class A	5,776,767	219,806
Hiscox, Ltd.	14,535,270	211,159
Société Générale[2]	8,825,629	206,066
DNB Bank ASA	9,633,923	189,176
Citigroup, Inc.	2,772,215	175,925
Goldman Sachs Group, Inc.	379,521	171,665
TMX Group, Ltd.	5,986,985	166,649
Brookfield Corp., Class A	3,776,541	156,877
Zurich Insurance Group AG	255,197	135,767
3i Group PLC	3,149,545	121,459
Marsh & McLennan Companies, Inc.	559,872	117,976
Morgan Stanley	1,022,422	99,369
Skandinaviska Enskilda Banken AB, Class A	4,078,260	60,410
Intact Financial Corp.	184,681	30,780
New Perspective Fund — Page 4 of 11

unaudited
Common stocks (continued) Financials (continued)	Shares	Value (000)
Wise PLC, Class A1	1,755,166	$15,099
Banco Bilbao Vizcaya Argentaria, SA	1,139,173	11,365
		13,801,384
Communication services 9.58%
Meta Platforms, Inc., Class A	9,345,422	4,712,149
Alphabet, Inc., Class C	8,429,436	1,546,127
Alphabet, Inc., Class A	8,275,286	1,507,343
Netflix, Inc.[1]	2,582,732	1,743,034
Tencent Holdings, Ltd.	21,387,700	1,015,081
Publicis Groupe SA	4,880,790	517,331
Nintendo Co., Ltd.	8,656,500	462,525
Electronic Arts, Inc.	3,149,515	438,822
América Móvil, SAB de CV, Class B (ADR)	23,286,868	395,877
Bharti Airtel, Ltd.	20,786,189	358,920
Singapore Telecommunications, Ltd.	119,323,100	241,321
MTN Group, Ltd.	44,831,066	208,143
Warner Music Group Corp., Class A	4,237,961	129,893
Take-Two Interactive Software, Inc.[1]	359,462	55,893
		13,332,459
Consumer staples 4.99%
Nestlé SA	11,723,550	1,196,711
Costco Wholesale Corp.	1,388,350	1,180,084
Philip Morris International, Inc.	10,037,167	1,017,066
Bunge Global SA	4,352,478	464,714
Carlsberg A/S, Class B	3,774,145	451,672
Danone SA	6,018,274	367,296
L’Oréal SA, bonus shares	686,197	301,730
L’Oréal SA, non-registered shares	103,238	45,395
Monster Beverage Corp.[1]	6,710,505	335,190
British American Tobacco PLC	10,710,411	329,240
Mondelez International, Inc., Class A	4,214,427	275,792
Uni-Charm Corp.	6,500,400	208,262
Carrefour SA, non-registered shares	14,632,751	206,764
Anheuser-Busch InBev SA/NV	3,403,300	196,596
Walgreens Boots Alliance, Inc.	10,447,609	126,364
Pernod Ricard SA	728,018	99,074
Reckitt Benckiser Group PLC	1,088,270	58,727
KOSÉ Corp.[2]	900,300	57,317
Varun Beverages, Ltd.	1,575,342	30,651
		6,948,645
Materials 3.82%
Sika AG	3,379,645	962,057
Linde PLC	1,477,104	648,168
Shin-Etsu Chemical Co., Ltd.	16,230,400	631,300
Sherwin-Williams Co.	1,902,562	567,782
Freeport-McMoRan, Inc.	9,785,525	475,577
Air Liquide SA	1,781,622	306,727
Air Liquide SA, bonus shares	595,600	102,540
First Quantum Minerals, Ltd.	20,687,741	271,744
Glencore PLC	40,051,445	228,365
Rio Tinto PLC	3,418,634	225,034
Vale SA (ADR), ordinary nominative shares	15,022,017	167,796
New Perspective Fund — Page 5 of 11

unaudited
Common stocks (continued) Materials (continued)	Shares	Value (000)
Gerdau SA (ADR)	49,376,633	$162,943
Celanese Corp.	1,131,629	152,645
DSM-Firmenich AG	1,245,329	140,229
Grupo México, SAB de CV, Series B	23,557,493	126,717
Corteva, Inc.	1,769,166	95,429
LANXESS AG2	1,496,512	36,745
Asahi Kasei Corp.	1,975,900	12,651
		5,314,449
Energy 2.79%
TotalEnergies SE	14,554,288	970,029
Schlumberger NV	15,023,843	708,825
BP PLC	109,247,794	658,271
Cenovus Energy, Inc. (CAD denominated)	19,938,506	391,905
Cenovus Energy, Inc.	4,787,318	94,119
ConocoPhillips	2,180,432	249,398
TC Energy Corp. (CAD denominated)[2]	6,578,055	249,361
Canadian Natural Resources, Ltd. (CAD denominated)	5,421,142	193,101
Baker Hughes Co., Class A	3,990,698	140,353
Tourmaline Oil Corp.	2,927,579	132,785
INPEX Corp.[2]	4,732,500	69,885
Reliance Industries, Ltd.	541,584	20,274
Gazprom PJSC[1,4]	84,876,650	— [5]
Rosneft Oil Co. PJSC[4]	40,028,340	— [5]
LUKOIL Oil Co. PJSC[4]	580,410	— [5]
		3,878,306
Utilities 0.53%
Engie SA	22,934,860	326,660
AES Corp.	12,664,299	222,512
Sempra	2,485,225	189,026
		738,198
Real estate 0.39%
Goodman Logistics (HK), Ltd. REIT	16,158,601	372,398
Equinix, Inc. REIT	234,341	177,303
		549,701
Total common stocks (cost: $70,943,154,000)		133,061,299
Preferred securities 0.01% Consumer discretionary 0.01%
Dr. Ing. h.c. F. Porsche AG, nonvoting non-registered preferred shares	116,967	8,696
Total preferred securities (cost: $11,878,000)		8,696
Rights & warrants 0.00% Health care 0.00%
Amplifon SpA, rights, expire 7/9/2024[1]	2,652,315	— [5]
Total rights & warrants (cost: $0)		— [5]
New Perspective Fund — Page 6 of 11

unaudited
Short-term securities 4.35% Money market investments 4.32%	Shares	Value (000)
Capital Group Central Cash Fund 5.37%[3,6]	60,150,890	$6,015,089
Money market investments purchased with collateral from securities on loan 0.03%
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 5.23%[6,7]	5,721,476	5,722
Capital Group Central Cash Fund 5.37%[3,6,7]	50,054	5,005
Dreyfus Treasury Obligations Cash Management, Institutional Shares 5.18%[6,7]	5,000,000	5,000
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.25%[6,7]	3,900,000	3,900
BlackRock Liquidity Funds – FedFund, Institutional Shares 5.21%[6,7]	3,600,000	3,600
Goldman Sachs Financial Square Government Fund, Institutional Shares 5.22%[6,7]	3,600,000	3,600
Morgan Stanley Institutional Liquidity Funds – Government Portfolio, Institutional Class 5.22%[6,7]	3,600,000	3,600
Fidelity Investments Money Market Government Portfolio, Class I 5.21%[6,7]	2,800,000	2,800
RBC Funds Trust – U.S. Government Money Market Fund, RBC Institutional Class 1 5.23%[6,7]	2,800,000	2,800
		36,027
Total short-term securities (cost: $6,051,036,000)		6,051,116
Total investment securities 99.98% (cost: $77,006,068,000)		139,121,111
Other assets less liabilities 0.02%		28,778
Net assets 100.00%		$139,149,889
Forward currency contracts

Contract amount				Counterparty	Settlement date	Unrealized appreciation (depreciation) at 6/30/2024 (000)
Currency purchased (000)		Currency sold (000)
USD	582	CAD	796	JPMorgan Chase	7/3/2024	$— [5]
Investments in affiliates3

	Value at 10/1/2023 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 6/30/2024 (000)	Dividend or interest income (000)
Common stocks 0.18%
Information technology 0.00%
GoDaddy, Inc., Class A1,8	$568,824	$—	$571,835	$268,648	$10,648	$—	$—
Health care 0.18%
CRISPR Therapeutics AG1,2	161,159	84,457	588	90	8,221	253,339	—
Consumer discretionary 0.00%
Entain PLC[8]	392,544	71,301	146,617	(105,400)	(5,436)	—	3,258
Total common stocks						253,339
Short-term securities 4.33%
Money market investments 4.32%
Capital Group Central Cash Fund 5.37%[6]	1,426,235	15,442,624	10,854,154	291	93	6,015,089	266,019
New Perspective Fund — Page 7 of 11

unaudited
Investments in affiliates3 (continued)

	Value at 10/1/2023 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 6/30/2024 (000)	Dividend or interest income (000)
Money market investments purchased with collateral from securities on loan 0.01%
Capital Group Central Cash Fund 5.37%[6,7]	$60,221		$$55,216 [9]	$		$$5,005	$— [10]
Total short-term securities						6,020,094
Total 4.51%				$163,629	$13,526	$6,273,433	$269,277

[1]	Security did not produce income during the last 12 months.
[2]	All or a portion of this security was on loan. The total value of all such securities was $668,176,000, which represented .48% of the net assets of the fund.
[3]	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.
[4]	Value determined using significant unobservable inputs.
[5]	Amount less than one thousand.
[6]	Rate represents the seven-day yield at 6/30/2024.
[7]	Security purchased with cash collateral from securities on loan.
[8]	Affiliated issuer during the reporting period but no longer an affiliate at 6/30/2024. Refer to the investment portfolio for the security value at 6/30/2024.
[9]	Represents net activity.
[10]	Dividend income is included with securities lending income and is not shown in this table.
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
New Perspective Fund — Page 8 of 11

unaudited
Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information. Forward currency contracts are valued based on the spot and forward exchange rates obtained from a third-party pricing vendor. The average month-end notional amount of open forward currency contracts while held was $582,000.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
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unaudited
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of June 30, 2024 (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$20,977,286	$9,674,128	$—	$30,651,414
Health care	12,615,174	9,157,065	—	21,772,239
Industrials	9,381,688	10,537,605	—	19,919,293
Consumer discretionary	10,778,101	5,377,110	—	16,155,211
Financials	8,668,092	5,133,292	—	13,801,384
Communication services	10,529,138	2,803,321	—	13,332,459
Consumer staples	3,399,210	3,549,435	—	6,948,645
Materials	2,668,801	2,645,648	—	5,314,449
Energy	2,159,847	1,718,459	— *	3,878,306
Utilities	411,538	326,660	—	738,198
Real estate	177,303	372,398	—	549,701
Preferred securities	—	8,696	—	8,696
Rights & warrants	—	— *	—	— *
Short-term securities	6,051,116	—	—	6,051,116
Total	$87,817,294	$51,303,817	$— *	$139,121,111

Other investments†
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on open forward currency contracts	$—	$— *	$—	$— *
Total	$—	$— *	$—	$— *
*
Amount less than one thousand.
†
Forward currency contracts are not included in the fund’s investment portfolio.
Key to abbreviation(s)
ADR = American Depositary Receipts
CAD = Canadian dollars
EUR = Euros
REIT = Real Estate Investment Trust
USD = U.S. dollars
New Perspective Fund — Page 10 of 11

unaudited
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
American Funds Distributors, Inc., member FINRA.
© 2024 Capital Group. All rights reserved.
MFGEFP3-007-0824
New Perspective Fund — Page 11 of 11